Investment Securities (Roll-Forward Of Credit Loss Component Recognized In Earnings) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of period	¥ 12,556	¥ 24,525
Additions: Initial credit impairments	713	505
Additions: Subsequent credit impairments	310	799
Reductions: Securities sold or matured	(4,538)	(8,814)
Balance at end of period	¥ 9,041	¥ 17,015